Statement of Consolidated Operations (Unaudited) - USD ($) shares in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Oil and gas production revenues
Oil and Gas Production Revenues	$ 1,087	$ 1,659
Other	(3)	(6)
Loss on divestitures	(1)	(18)
Total revenues and other	1,083	1,635
OPERATING EXPENSES:
Lease operating expenses	378	481
Gathering and transportation	52	56
Taxes other than income	11	73
Exploration	95	258
General and administrative	93	84
Depreciation, depletion, and amortization:
Depreciation, depletion and amortization	678	826
Asset retirement obligation accretion	38	36
Impairments	0	1,912
Transaction, reorganization, and separation	15	54
Financing costs, net	105	124
Total operating expenses	1,465	3,904
LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(382)	(2,269)
Current income tax provision (benefit)	(10)	(52)
Deferred income tax provision (benefit)	(1)	(1,149)
NET LOSS FROM CONTINUING OPERATIONS INCLUDING NONCONTROLLING INTEREST	(371)	(1,068)
Net loss from discontinued operations, net of tax	0	(238)
NET LOSS INCLUDING NONCONTROLLING INTEREST	(371)	(1,306)
Net income attributable to noncontrolling interest	1	28
NET LOSS ATTRIBUTABLE TO COMMON STOCK	(372)	(1,334)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS:
Net loss from continuing operations attributable to common shareholders	(372)	(1,096)
Net loss from discontinued operations	0	(238)
NET LOSS ATTRIBUTABLE TO COMMON STOCK	$ (372)	$ (1,334)
NET LOSS PER COMMON SHARE:
Basic net loss from continuing operations per share	$ (0.98)	$ (2.91)
Basic net loss from discontinued operations per share	0.00	(0.63)
Basic net loss per share	(0.98)	(3.54)
DILUTED NET LOSS PER COMMON SHARE:
Diluted net loss from continuing operations per share	(0.98)	(2.91)
Diluted net loss from discontinued operations per share	0.00	(0.63)
Diluted net loss per share	$ (0.98)	$ (3.54)
WEIGHTED-AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
Basic (in shares)	378	377
Diluted (in shares)	378	377
DIVIDENDS DECLARED PER COMMON SHARE	$ 0.25	$ 0.25
Oil and gas property and equipment, Recurring [Member]
Depreciation, depletion, and amortization:
Depreciation, depletion and amortization	$ 636	$ 743
Other assets [Member]
Depreciation, depletion, and amortization:
Depreciation, depletion and amortization	42	83
Oil [Member]
Oil and gas production revenues
Oil and Gas Production Revenues	822	1,293
Gas [Member]
Oil and gas production revenues
Oil and Gas Production Revenues	223	308
Natural gas liquids [Member]
Oil and gas production revenues
Oil and Gas Production Revenues	$ 42	$ 58